Loss Per Share - Schedule of antidilutive securities excluded from computation (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation (in shares)	95,411,000	37,649,000	49,653	37,649
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation (in shares)	94,259,000	37,500,000	47,442	37,500
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation (in shares)	1,152,000	149,000	2,211	149